Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£)			1 Months Ended	12 Months Ended
	Oct. 05, 2017	Jul. 01, 2013	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Random House [member]
Investments in associates and joint ventures [line items]
Proportion of voting power held in associate		53.00%
Penguin [member]
Investments in associates and joint ventures [line items]
Proportion of voting power held in associate		47.00%
Penguin Random House [member]
Investments in associates and joint ventures [line items]
Proportion of sales of voting power held in associate	22.00%
Proportion of voting power held in associate	25.00%
Loans to associates				£ 0	£ 46,000,000
Current assets receivables				17,000,000	19,000,000
Service fees from services to associates				3,000,000	3,000,000
Current liability payable				£ 0	£ 3,000,000
Recapitalisation dividend			£ 50,000,000